Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,750	$ 13,450	$ 12,060	$ 14,450	$ 13,410	$ 12,630	$ 10,970	$ 11,250	$ 10,070	$ 10,000
Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,530	13,280	11,940	14,340	13,340	12,600	10,970	11,250	10,070	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,338	25,866	20,482	25,012	19,434	16,414	12,483	13,056	10,716	10,000
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500® Index
Account Value	$ 16,208	14,852	13,202	15,445	14,256	12,734	10,931	11,071	10,096	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,818	$ 10,685	$ 10,125	$ 11,639	$ 11,821	$ 10,996	$ 10,114	$ 10,113	$ 9,767	$ 10,000